SUMMARY OF RESTRICTED STOCK AWARD (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested number of RSA, Granted			7,142
2014 and 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested number of RSA, Granted
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested number of RSA, Granted		0
Restricted Stock [Member] | 2014 and 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards, Beginning Balance	540,967
Weighted-average grant price, Beginning Balance	$ 2.24
FMV on grant date, Beginning Balance	1,209,391
Vested number of RSA, Beginning Balance	447,905
Unvested number of RSA, Beginning Balance	93,062
Restricted stock awards, Granted	419,756
Weighted-average grant price, Granted	$ 1.66
FMV on grant date, Granted	698,655
Vested number of RSA, Granted	266,774
Unvested number of RSA, Granted	152,982
Restricted stock awards, Forfeited
Weighted-average grant price, Forfeited
FMV on grant date, Forfeited
Vested number of RSA, Forfeited
Unvested number of RSA, Forfeited
Restricted stock awards, Ending Balance	960,723	540,967
Weighted-average grant price, Ending Balance	$ 1.99	$ 2.24
FMV on grant date, Ending Balance	1,908,046	1,209,391
Vested number of RSA, Ending Balance	714,679	447,905
Unvested number of RSA, Ending Balance	246,044	93,062
Restricted Stock [Member] | Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards, Beginning Balance	540,969	114,920
Weighted-average grant price, Beginning Balance	$ 2.24	$ 3.56
FMV on grant date, Beginning Balance	1,209,400	409,437
Vested number of RSA, Beginning Balance	430,325	96,041
Unvested number of RSA, Beginning Balance	110,644	18,879
Restricted stock awards, Granted		431,028
Weighted-average grant price, Granted		$ 1.89
FMV on grant date, Granted		813,717
Vested number of RSA, Granted		339,263
Unvested number of RSA, Granted		91,765
Restricted stock awards, Forfeited		(4,979)
Weighted-average grant price, Forfeited		$ 2.76
FMV on grant date, Forfeited		(13,754)
Vested number of RSA, Forfeited		(4,979)
Unvested number of RSA, Forfeited
Restricted stock awards, Ending Balance		540,969	114,920
Weighted-average grant price, Ending Balance		$ 2.24	$ 3.56
FMV on grant date, Ending Balance		1,209,400	409,437
Vested number of RSA, Ending Balance		430,325	96,041
Unvested number of RSA, Ending Balance		110,644	18,879